Intangible assets	6 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

15 Intangible assets

Software
Cost:	RMB’000
At July 1, 2021	107,583
Purchases	3,922
Disposals	(24)
Exchange adjustments	(63)
At June 30, 2022	111,418
Purchases	2,450
Exchange adjustments	(61)
At June 30, 2023	113,807
Purchases	2,689
Exchange adjustments	(68)
At December 31,2023	116,428
Accumulated amortization:
At July 1, 2021	(46,237)
Charge for the year	(21,400)
Written off on disposal	2
Exchange adjustments	20
At June 30, 2022	(67,615)
Charge for the year	(20,175)
Exchange adjustments	(7)
At June 30, 2023	(87,797)
Charge for the period	(8,406)
Exchange adjustments	54
At December 31, 2023	(96,149)
Impairment:
At July 1, 2021	(341)
Charge for the year	(423)
Exchange adjustments	27
At June 30, 2022	(737)
Exchange adjustments	4
At June 30, 2023	(733)
Exchange adjustments	8
At December 31, 2023	(725)
Net book value:
At June 30, 2022	43,066
At June 30, 2023	25,277
At December 31, 2023	19,554